Inventories	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventories
6.	INVENTORIES

As of June 30, 2020 and December 31, 2019, inventories consist of:

	June 30, 2020	December 31, 2019
	(Unaudited)
Raw materials	$3,389	$3,437
Finished goods	405,111	453,634
Cost of projects	1,723	49,233
	$410,223	$506,304
Allowance for slow-moving or obsolete inventories	(173,690)	(203,366)
Inventories, net	$236,533	$302,938

For the six months ended June 30, 2020, there was a reversal of impairments for obsolete inventories in the amount of approximately $15,000. For the first six months ended June 30, 2019, impairments for obsolete inventories were approximately $0. Impairment charges on inventories are included with general and administrative expenses.